Property and Equipment, Net (Tables)	9 Months Ended
Sep. 30, 2026
Property, Plant, and Equipment [Abstract]
Schedule of Property, Plant, and Equipment
The estimated useful lives of Xanadu’s property and equipment are as follows:

Computer systems and servers	3 years
Lab equipment	7 years
Test and computer equipment	7 years
Furniture and fixtures	3 years
Leasehold improvements	Shorter of lease term or estimated useful life
Property and equipment, net consisted of the following as of September 30, 2026 and December 31, 2025:

	September 30, 2026	December 31, 2025
Computer systems and servers	$1,550	$1,083
Test and computer equipment	20,942	16,988
Lab equipment	10,428	9,604
Furniture and fixtures	281	286
Leasehold improvements	7,107	3,637
Total	$40,308	$31,598
Less: Accumulated depreciation	(16,286)	(13,285)
Property and equipment, net	$24,022	$18,313